COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contingencies Disclosure [Text Block]

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Leases:

The Company’s office rental, deployment sites and warehouse facility expenses equaled in aggregate approximately $163,000 and $119,000 for the three months ended September 30, 2016 and 2015, respectively, and $493,000 and $337,000 for the nine months ended September 30, 2016 and 2015, respectively. The leases in connection with these facilities will expire on different dates from 2016 through 2019. Total obligation under minimum future annual rentals, exclusive of real estate taxes and related costs, are approximately as follows:

Amount
Balance 2016	$241,000
2017	255,000
2018	87,000
2019	66,000
$649,000

In connection with the acquisition of IMT, the Company assumed the lease obligations relating to IMT’s warehouse and office space. Future payments under such lease will amount to $90,000 for the year ending December 31, 2016 and $60,000 for the year ending December 31, 2017. IMT’s lease expires in February of 2017.

Legal:

The Company is subject, from time to time, to claims by third parties under various legal matters. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company’s liquidity, financial condition and cash flows. As of September 30, 2016 the Company did not have any material legal actions pending.

14 — COMMITMENTS AND CONTINGENCIES

Leases:

The Company’s office rental, deployment sites and warehouse facilities expenses aggregated approximately $484,000 and $437,000 during the years ended December 31, 2015 and 2014, respectively. The leases will expire on different dates from 2016 through 2019. Total obligation of minimum future annual rentals, exclusive of real estate taxes and related costs, are approximately as follows:

Year Ending December 31,
2016	$215,000
2017	84,000
2018	87,000
2019	66,000
$452,000
In connection with the acquisition of IMT, the Company assumed the lease obligations relating to IMT’s were house and office space. Future payments under such lease will amount to $360,000 for the year ending December 31, 2016 and $60,000 for the year ending December 31, 2017. IMT’s lease expires in February of 2017.

Legal:

The Company is subject, from time to time, to claims by third parties under various legal theories. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company’s liquidity, financial condition and cash flows. For the years ended December 31, 2015 and 2014, the Company did not have any legal actions pending.